UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3450

Name of Fund: Merrill Lynch Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2006

                                                        Shares
                       Industry                           Held   Common Stocks                                        Value
-------------------------------------------------------------------------------------------------------------------------------
Above-Average          Commercial Services &           313,100   Waste Management, Inc.                           $  11,728,726
Yield - 10.0%          Supplies - 3.3%
                       --------------------------------------------------------------------------------------------------------
                       Food Products - 2.3%            159,500   General Mills, Inc.                                  7,869,730
                       --------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.4%          336,200   Pfizer, Inc.                                         8,515,946
                       --------------------------------------------------------------------------------------------------------
                       Trading Companies &             333,930   UAP Holding Corp.                                    6,898,994
                       Distributors - 2.0%
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Above-Average Yield                           35,013,396
-------------------------------------------------------------------------------------------------------------------------------
Discount to            Energy Equipment &              173,200   GlobalSantaFe Corp. (f)                             10,601,572
Assets - 3.0%          Services - 3.0%
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Discount to Assets                            10,601,572
-------------------------------------------------------------------------------------------------------------------------------
Dividend               Diversified                     302,700   AT&T, Inc. (f)                                       7,933,767
Yield - 2.2%           Telecommunication
                       Services - 2.2%
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Dividend Yield                                 7,933,767
-------------------------------------------------------------------------------------------------------------------------------
Earnings               Aerospace & Defense - 2.4%      128,400   Northrop Grumman Corp.                               8,589,960
Turnaround - 37.8%
                       --------------------------------------------------------------------------------------------------------
                       Capital Markets - 3.9%          210,300   Morgan Stanley                                      13,522,310
                       --------------------------------------------------------------------------------------------------------
                       Communications                  623,400   Extreme Networks, Inc. (b)                           2,830,236
                       Equipment - 0.8%
                       --------------------------------------------------------------------------------------------------------
                       Computers &                      95,100   International Business Machines Corp.                7,830,534
                       Peripherals - 2.2%
                       --------------------------------------------------------------------------------------------------------
                       Energy Equipment &              190,600   Rowan Cos., Inc. (f)                                 8,449,298
                       Services - 2.4%
                       --------------------------------------------------------------------------------------------------------
                       Food & Staples                  357,400   The Kroger Co.                                       7,240,924
                       Retailing - 4.9%              1,140,702   The Topps Co., Inc.                                 10,049,585
                                                                                                                  -------------
                                                                                                                     17,290,509
                       --------------------------------------------------------------------------------------------------------
                       Industrial                      258,100   General Electric Co.                                 8,927,679
                       Conglomerates - 2.5%
                       --------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.3%          239,700   Alcoa, Inc.                                          8,097,066
                       --------------------------------------------------------------------------------------------------------
                       Paper & Forest                  304,100   International Paper Co. (f)                         11,054,035
                       Products - 3.1%
                       --------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.7%          102,600   GlaxoSmithKline Plc (a)                              5,835,888
                       --------------------------------------------------------------------------------------------------------
                       Semiconductors &                707,200   LSI Logic Corp. (b)                                  7,531,680
                       Semiconductor
                       Equipment - 2.2%
                       --------------------------------------------------------------------------------------------------------
                       Software - 5.5%                 280,900   BEA Systems, Inc. (b)                                3,721,925
                                                     1,363,700   Borland Software Corp. (b)                           6,954,870
                                                       570,100   Parametric Technology Corp. (b)                      8,517,294
                                                                                                                  -------------
                                                                                                                     19,194,089
                       --------------------------------------------------------------------------------------------------------
                       Specialty Retail - 3.9%         288,900   Foot Locker, Inc.                                    6,696,702
                                                       387,300   The Gap, Inc. (f)                                    7,006,257
                                                                                                                  -------------
                                                                                                                     13,702,959
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Earnings Turnaround                          132,856,243
-------------------------------------------------------------------------------------------------------------------------------
Operational            Aerospace & Defense - 3.4%      266,500   Raytheon Co.                                        11,797,955
Restructuring - 29.3%
                       --------------------------------------------------------------------------------------------------------
                       Capital Markets - 2.0%          205,400   The Bank of New York Co., Inc.                       7,219,810
                       --------------------------------------------------------------------------------------------------------
                       Chemicals - 3.2%                252,000   E.I. du Pont de Nemours & Co.                       11,113,200
                       --------------------------------------------------------------------------------------------------------
                       Communications                  266,200   Nokia Oyj (a)                                        6,032,092
                       Equipment - 1.7%
                       --------------------------------------------------------------------------------------------------------
                       Diversified Financial           265,540   JPMorgan Chase & Co.                                12,050,205
                       Services - 3.4%
                       --------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2006

                                                        Shares
                       Industry                           Held   Common Stocks                                        Value
-------------------------------------------------------------------------------------------------------------------------------
                       Food Products - 0.6%             87,400   ConAgra Foods, Inc.                              $   1,982,232
                       --------------------------------------------------------------------------------------------------------
                       IT Services - 2.3%            1,326,900   Unisys Corp. (b)                                     8,279,856
                       --------------------------------------------------------------------------------------------------------
                       Industrial                      267,100   Tyco International Ltd.                              7,038,085
                       Conglomerates - 2.0%
                       --------------------------------------------------------------------------------------------------------
                       Media - 5.7%                    269,300   Comcast Corp. Special Class A (b)(f)                 8,302,519
                                                       520,200   Interpublic Group of Cos., Inc. (b)                  4,983,516
                                                       384,500   Time Warner, Inc.                                    6,690,300
                                                                                                                  -------------
                                                                                                                     19,976,335
                       --------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.0%          118,300   Johnson & Johnson                                    6,933,563
                       --------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication      432,500   Sprint Nextel Corp. (f)                             10,726,000
                       Services - 3.0%
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Operational Restructuring                    103,149,333
-------------------------------------------------------------------------------------------------------------------------------
Price to Book - 7.7%   Diversified Financial           188,300   Citigroup, Inc.                                      9,405,585
                       Services - 2.7%
                       --------------------------------------------------------------------------------------------------------
                       Insurance - 5.0%                165,400   American International Group, Inc.                  10,792,350
                                                       159,845   The St. Paul Travelers Cos., Inc.                    7,037,975
                                                                                                                  -------------
                                                                                                                     17,830,325
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Price to Book                                 27,235,910
-------------------------------------------------------------------------------------------------------------------------------
Price to Earnings      Containers &                    422,800   Packaging Corp. of America                           9,504,544
Per Share - 8.4%       Packaging - 2.7%
                       --------------------------------------------------------------------------------------------------------
                       Insurance - 2.0%                208,400   Genworth Financial, Inc. Class A (f)                 6,918,880
                       --------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable           157,400   Chevron Corp.                                        9,604,548
                       Fuels - 3.7%                     51,200   ConocoPhillips                                       3,425,280
                                                                                                                  -------------
                                                                                                                     13,029,828
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Price to Earnings Per Share                   29,453,252
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $283,442,271) - 98.4%                      346,243,473
-------------------------------------------------------------------------------------------------------------------------------

                                                    Beneficial
                                                      Interest   Other Interests (c)
-------------------------------------------------------------------------------------------------------------------------------
Financial              Oil, Gas & Consumable       $ 1,981,437   WRT Energy Corp. (Litigation Trust
Restructuring - 0.0%   Fuels - 0.0%                              Certificates) (g)                                            0
                       --------------------------------------------------------------------------------------------------------
                                                                 Total Other Interests
                                                                 (Cost - $202,416) - 0.0%                                     0
-------------------------------------------------------------------------------------------------------------------------------

                                                                 Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                                     9,158,056   Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I, 4.75% (d)(h)                    9,158,056
                                                    35,787,100   Merrill Lynch Liquidity Series, LLC
                                                                 Money Market Series, 4.89% (d)(e)(h)                35,787,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $44,945,156) - 12.8%                        44,945,156
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments
                                                                 (Cost - $328,589,843*) - 111.2%                    391,188,629

                                                                 Liabilities in Excess of Other Assets - (11.2%)    (39,494,831)
                                                                                                                  -------------
                                                                 Net Assets - 100.0%                              $ 351,693,798
                                                                                                                  =============

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2006

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 328,842,033
                                                                  =============
      Gross unrealized appreciation                               $  65,878,381
      Gross unrealized depreciation                                  (3,531,785)
                                                                  -------------
      Net unrealized appreciation                                 $  62,346,596
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
      Affiliate                                                    Net Activity     Interest Income
      ---------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $  1,732,290         $   189,731
      Merrill Lynch Liquidity Series, LLC Money Market Series      $ (8,131,400)        $    21,972
      ---------------------------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or a portion of security, is on loan.
(g) Restricted securities as to resale, representing 0.0% of net assets, were as follows:

      -------------------------------------------------------------------------------------------------
      Issue                                                 Acquisition Date        Cost          Value
      -------------------------------------------------------------------------------------------------
      WRT Energy Corp. (Litigation Trust Certificates)          7/10/1997        $ 202,416        $   0
      -------------------------------------------------------------------------------------------------

(h)   Represents the current yield as of 4/30/2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Focus Value Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: June 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: June 22, 2006